                                                                               .
                                                                               .
                                                                               .

                        SUPPLEMENT DATED OCT. 12, 2007*
                 TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY          45304 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Disclosure regarding the withdrawal charge (also referred to as "contingent deferred sales charge") is updated throughout the prospectus to clarify how the charge is calculated. Prospectus information is changing as follows:

1) The "Withdrawal Charge" section beginning on page 38 of the prospectus is modified by inserting the following text before "For an example, see Appendix B" at the top of page 39:

   Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, even if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.

2) In addition, the "Full withdrawal charge calculation -- seven-year withdrawal charge schedule" and "Partial withdrawal charge calculation --seven-year withdrawal charge schedule" sections under "Appendix B: Example -- Withdrawal Charges" on pages 88-89 of your prospectus are removed and replaced with:

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment on May 1, 2007; and

- The contract anniversary date is May 1 each year; and

- You withdraw the contract for its total value on Nov. 1, 2010, which is in the fourth contract year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no withdrawals prior to Nov. 1, 2010.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                 Contract value just prior to withdrawal:        60,000.00            40,000.00
                                     Contract value on prior anniversary:        58,000.00            42,000.00

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45304-7 A (10/07)

* Valid until next prospectus update

WE CALCULATE THE WITHDRAWAL CHARGE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                            Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
             Less purchase payments received and not previously withdrawn
                                                                 (PPNPW):        50,000.00            50,000.00
                                                                                ----------           ----------
                       Earnings in the contract (but not less than zero):        10,000.00                 0.00

STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:        10,000.00                 0.00
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                                                                ----------           ----------
                                            TFA (but not less than zero):        10,000.00             4,200.00

STEP 3.  Next we determine ACV, the amount by which the contract value withdrawn exceeds earnings.
                                                Contract value withdrawn:        60,000.00            40,000.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            ACV (but not less than zero):        50,000.00            40,000.00

STEP 4.  Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            XSF (but not less than zero):             0.00             4,200.00

STEP 5.  Now we can determine how much of the PPNPW is being withdrawn
         (PPW) as follows:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

                                                        XSF from Step 4 =             0.00             4,200.00
                                                        ACV from Step 3 =        50,000.00            40,000.00
                                                         CV from Step 1 =        60,000.00            40,000.00
                                                        TFA from Step 2 =        10,000.00             4,200.00
                                                      PPNPW from Step 1 =        50,000.00            50,000.00
                                                                                ----------           ----------
                                                                    PPW =        50,000.00            50,000.00

STEP 6.  We then calculate the withdrawal charge as a percentage of PPW.
         Note that for a contract with a loss, PPW may be greater than the amount you request to withdraw:
                                                                     PPW:        50,000.00            50,000.00
                                                                less XSF:             0.00             4,200.00
                                                                                ----------           ----------
                            amount of PPW subject to a withdrawal charge:        50,000.00            45,800.00
                                multiplied by the withdrawal charge rate:           X 7.0%               X 7.0%
                                                                                ----------           ----------
                                                       withdrawal charge:         3,500.00             3,206.00

STEP 7.  The dollar amount you will receive as a result of your full withdrawal is determined as:
                                                Contract value withdrawn:        60,000.00            40,000.00
                                                       WITHDRAWAL CHARGE:        (3,500.00)           (3,206.00)
                         Contract charge (assessed upon full withdrawal):           (40.00)              (40.00)
                                                                                ----------           ----------
                                            NET FULL WITHDRAWAL PROCEEDS:        56,460.00            36,754.00

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment on May 1, 2007; and

- The contract anniversary date is May 1 each year; and

- You request a net partial withdrawal of $15,000.00 on Nov. 1, 2010, which is in the fourth contract year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no withdrawals prior to Nov. 1, 2010.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                 Contract value just prior to withdrawal:        60,000.00            40,000.00
                                     Contract value on prior anniversary:        58,000.00            42,000.00

We determine the amount of contract value that must be withdrawn in order for the net partial withdrawal proceeds to match the amount requested. We start with an estimate of the amount of contract value to withdraw and calculate the resulting withdrawal charge and net partial withdrawal proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to withdraw that generates the desired net partial withdrawal proceeds.

WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS FOLLOWS:
--------------------------------------------------------------------------------


STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                            Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
             Less purchase payments received and not previously withdrawn
                                                                 (PPNPW):        50,000.00            50,000.00
                                                                                ----------           ----------
                       Earnings in the contract (but not less than zero):        10,000.00                 0.00

STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:        10,000.00                 0.00
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                                                                ----------           ----------
                                            TFA (but not less than zero):        10,000.00             4,200.00

STEP 3.  Next we determine ACV, the amount by which the contract value withdrawn exceeds earnings.
                                                Contract value withdrawn:        15,376.34            16,062.31
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            ACV (but not less than zero):         5,376.34            16,062.31

STEP 4.  Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            XSF (but not less than zero):             0.00             4,200.00

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS

STEP 5.  Now we can determine how much of the PPNPW is being withdrawn
         (PPW) as follows:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

                                                        XSF from Step 4 =             0.00             4,200.00
                                                        ACV from Step 3 =         5,376.34            16,062.31
                                                         CV from Step 1 =        60,000.00            40,000.00
                                                        TFA from Step 2 =        10,000.00             4,200.00
                                                      PPNPW from Step 1 =        50,000.00            50,000.00
                                                                                ----------           ----------
                                                                    PPW =         5,376.34            19,375.80

STEP 6.  We then calculate the withdrawal charge as a percentage of PPW.
         Note that for a contract with a loss, PPW may be greater than the amount you request to withdraw:
                                                                     PPW:         5,376.34            19,375.80
                                                                less XSF:             0.00             4,200.00
                                                                                ----------           ----------
                            amount of PPW subject to a withdrawal charge:         5,376.34            15,175.80
                                multiplied by the withdrawal charge rate:           x 7.0%               x 7.0%
                                                                                ----------           ----------
                                                       withdrawal charge:           376.34             1,062.31

STEP 7.  The dollar amount you will receive as a result of your partial withdrawal is determined as:
                                                Contract value withdrawn:        15,376.34            16,062.31
                                                       WITHDRAWAL CHARGE:          (376.34)           (1,062.31)
                                                                                ----------           ----------
                                         NET PARTIAL WITHDRAWAL PROCEEDS:        15,000.00            15,000.00

45304-7 A (10/07)

                        SUPPLEMENT DATED OCT. 12, 2007*
                 TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY             273417 H

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Disclosure regarding the withdrawal charge (also referred to as "contingent deferred sales charge") is updated throughout the prospectus to clarify how the charge is calculated. Prospectus information is changing as follows:

1) The "Withdrawal Charge" section beginning on page 38 of the prospectus is modified by inserting the following text before "For an example, see Appendix B" at the bottom of page 38 and:

   Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, even if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.

2) In addition, the "Full withdrawal charge calculation -- seven-year withdrawal charge schedule" and "Partial withdrawal charge calculation -- seven-year withdrawal charge schedule" sections under "Appendix B: Example -- Withdrawal Charges" on pages 87-88 of your prospectus are removed and replaced with:

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment on May 1, 2007; and

- The contract anniversary date is May 1 each year; and

- You withdraw the contract for its total value on Nov. 1, 2010, which is in the fourth contract year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no withdrawals prior to Nov. 1, 2010.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                 Contract value just prior to withdrawal:        60,000.00            40,000.00
                                     Contract value on prior anniversary:        58,000.00            42,000.00

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
273417-2 A (10/07)

* Valid until next prospectus update

WE CALCULATE THE WITHDRAWAL CHARGE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                            Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
             Less purchase payments received and not previously withdrawn
                                                                 (PPNPW):        50,000.00            50,000.00
                                                                                ----------           ----------
                       Earnings in the contract (but not less than zero):        10,000.00                 0.00

STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:        10,000.00                 0.00
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                                                                ----------           ----------
                                            TFA (but not less than zero):        10,000.00             4,200.00

STEP 3.  Next we determine ACV, the amount by which the contract value withdrawn exceeds earnings.
                                                Contract value withdrawn:        60,000.00            40,000.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            ACV (but not less than zero):        50,000.00            40,000.00

STEP 4.  Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            XSF (but not less than zero):             0.00             4,200.00

STEP 5.  Now we can determine how much of the PPNPW is being withdrawn
         (PPW) as follows:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)
                                                        XSF from Step 4 =             0.00             4,200.00
                                                        ACV from Step 3 =        50,000.00            40,000.00
                                                         CV from Step 1 =        60,000.00            40,000.00
                                                        TFA from Step 2 =        10,000.00             4,200.00
                                                      PPNPW from Step 1 =        50,000.00            50,000.00
                                                                                ----------           ----------
                                                                    PPW =        50,000.00            50,000.00

STEP 6.  We then calculate the withdrawal charge as a percentage of PPW.
         Note that for a contract with a loss, PPW may be greater than the amount you request to withdraw:
                                                                     PPW:        50,000.00            50,000.00
                                                                less XSF:             0.00             4,200.00
                                                                                ----------           ----------
                            amount of PPW subject to a withdrawal charge:        50,000.00            45,800.00
                                multiplied by the withdrawal charge rate:           X 7.0%               X 7.0%
                                                                                ----------           ----------
                                                       withdrawal charge:         3,500.00             3,206.00

STEP 7.  The dollar amount you will receive as a result of your full withdrawal is determined as:
                                                Contract value withdrawn:        60,000.00            40,000.00
                                                       WITHDRAWAL CHARGE:        (3,500.00)           (3,206.00)
                         Contract charge (assessed upon full withdrawal):           (40.00)              (40.00)
                                                                                ----------           ----------
                                            NET FULL WITHDRAWAL PROCEEDS:        56,460.00            36,754.00

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment on May 1, 2007; and

- The contract anniversary date is May 1 each year; and

- You request a net partial withdrawal of $15,000.00 on Nov. 1, 2010, which is in the fourth contract year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no withdrawals prior to Nov. 1, 2010.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                 Contract value just prior to withdrawal:        60,000.00            40,000.00
                                     Contract value on prior anniversary:        58,000.00            42,000.00

We determine the amount of contract value that must be withdrawn in order for the net partial withdrawal proceeds to match the amount requested. We start with an estimate of the amount of contract value to withdraw and calculate the resulting withdrawal charge and net partial withdrawal proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to withdraw that generates the desired net partial withdrawal proceeds.

WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS FOLLOWS:
--------------------------------------------------------------------------------

STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                            Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
             Less purchase payments received and not previously withdrawn
                                                                 (PPNPW):        50,000.00            50,000.00
                                                                                ----------           ----------
                       Earnings in the contract (but not less than zero):        10,000.00                 0.00

STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:        10,000.00                 0.00
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                                                                ----------           ----------
                                            TFA (but not less than zero):        10,000.00             4,200.00

STEP 3.  Next we determine ACV, the amount by which the contract value withdrawn exceeds earnings.
                                                Contract value withdrawn:        15,376.34            16,062.31
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            ACV (but not less than zero):         5,376.34            16,062.31

STEP 4.  Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            XSF (but not less than zero):             0.00             4,200.00

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
STEP 5.  Now we can determine how much of the PPNPW is being withdrawn
         (PPW) as follows:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

                                                        XSF from Step 4 =             0.00             4,200.00
                                                        ACV from Step 3 =         5,376.34            16,062.31
                                                         CV from Step 1 =        60,000.00            40,000.00
                                                        TFA from Step 2 =        10,000.00             4,200.00
                                                      PPNPW from Step 1 =        50,000.00            50,000.00
                                                                                ----------           ----------
                                                                    PPW =         5,376.34            19,375.80

STEP 6.  We then calculate the withdrawal charge as a percentage of PPW.
         Note that for a contract with a loss, PPW may be greater than the amount you request to withdraw:
                                                                     PPW:         5,376.34            19,375.80
                                                                less XSF:             0.00             4,200.00
                                                                                ----------           ----------
                            amount of PPW subject to a withdrawal charge:         5,376.34            15,175.80
                                multiplied by the withdrawal charge rate:           X 7.0%               X 7.0%
                                                                                ----------           ----------
                                                       withdrawal charge:           376.34             1,062.31

STEP 7.  The dollar amount you will receive as a result of your partial withdrawal is determined as:
                                                Contract value withdrawn:        15,376.34            16,062.31
                                                       WITHDRAWAL CHARGE:          (376.34)           (1,062.31)
                                                                                ----------           ----------
                                         NET PARTIAL WITHDRAWAL PROCEEDS:        15,000.00            15,000.00

273417-2 A (10/07)

                        SUPPLEMENT DATED OCT. 12, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY              45211 L
 RIVERSOURCE(R) NEW SOLUTIONS VARIABLE ANNUITY               240355 L
 RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY               240192 N
 RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY                    44179 M
 RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY         45281 K
 RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY                 45273 L
 RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY                   43444 M
 WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY                   44223 M
 WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY           44224 M
 EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY                    45276 L
 EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY                    45272 L

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

The "Withdrawal Charge" section is modified by inserting the following text:

  Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, even if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45273-4 A (10/07)

* Valid until next prospectus update.

                        SUPPLEMENT DATED OCT. 12, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY             45308 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Disclosure regarding the withdrawal charge (also referred to as "contingent deferred sales charge") is updated throughout the prospectus to clarify how the charge is calculated. Prospectus information is changing as follows:

1) The "Withdrawal Charge" section beginning on page 27 of the prospectus is modified by inserting the following text before "For an example, see Appendix C" in the middle of page 28:

   Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, even if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.

2) In addition, the "Full withdrawal charge calculation -- seven-year withdrawal charge schedule" and "Partial withdrawal charge calculation -- seven-year withdrawal charge schedule" sections under "Appendix C: Example -- Withdrawal Charges" on pages 75-76 of your prospectus are removed and replaced with:

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment on May 1, 2006 and we add a purchase payment credit of $500; and

- The contract anniversary date is May 1 each year; and

- You withdraw the contract for its total value on Nov. 1, 2009, which is in the fourth contract year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no withdrawals prior to Nov. 1, 2009.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                 Contract value just prior to withdrawal:        60,000.00            40,000.00
                                     Contract value on prior anniversary:        58,000.00            42,000.00

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45308-14 A (10/07)

* Valid until next prospectus update

WE CALCULATE THE WITHDRAWAL CHARGE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                            Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
             Less purchase payments received and not previously withdrawn
                                                                 (PPNPW):        50,000.00            50,000.00
                                                                                ----------           ----------
                       Earnings in the contract (but not less than zero):        10,000.00                 0.00

STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:        10,000.00                 0.00
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                                                                ----------           ----------
                                            TFA (but not less than zero):        10,000.00             4,200.00

STEP 3.  Next we determine ACV, the amount by which the contract value withdrawn exceeds earnings.
                                                Contract value withdrawn:        60,000.00            40,000.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            ACV (but not less than zero):        50,000.00            40,000.00

STEP 4.  Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            XSF (but not less than zero):             0.00             4,200.00

STEP 5.  Now we can determine how much of the PPNPW is being withdrawn
         (PPW) as follows:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

                                                        XSF from Step 4 =             0.00             4,200.00
                                                        ACV from Step 3 =        50,000.00            40,000.00
                                                         CV from Step 1 =        60,000.00            40,000.00
                                                        TFA from Step 2 =        10,000.00             4,200.00
                                                      PPNPW from Step 1 =        50,000.00            50,000.00
                                                                                ----------           ----------
                                                                    PPW =        50,000.00            50,000.00

STEP 6.  We then calculate the withdrawal charge as a percentage of PPW.
         Note that for a contract with a loss, PPW may be greater than the amount you request to withdraw:
                                                                     PPW:        50,000.00            50,000.00
                                                                less XSF:             0.00             4,200.00
                                                                                ----------           ----------
                            amount of PPW subject to a withdrawal charge:        50,000.00            45,800.00
                                multiplied by the withdrawal charge rate:           X 7.0%               X 7.0%
                                                                                ----------           ----------
                                                       withdrawal charge:         3,500.00             3,206.00

STEP 7.  The dollar amount you will receive as a result of your full withdrawal is determined as:
                                                Contract value withdrawn:        60,000.00            40,000.00
                                                       WITHDRAWAL CHARGE:        (3,500.00)           (3,206.00)
                         Contract charge (assessed upon full withdrawal):           (40.00)              (40.00)
                                                                                ----------           ----------
                                            NET FULL WITHDRAWAL PROCEEDS:        56,460.00            36,754.00

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment on May 1, 2006 and we add a purchase payment credit of $500; and

- The contract anniversary date is May 1 each year; and

- You request a net partial withdrawal of $15,000.00 on Nov. 1, 2009, which is in the fourth contract year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no withdrawals prior to Nov. 1, 2009.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                 Contract value just prior to withdrawal:        60,000.00            40,000.00
                                     Contract value on prior anniversary:        58,000.00            42,000.00

We determine the amount of contract value that must be withdrawn in order for the net partial withdrawal proceeds to match the amount requested. We start with an estimate of the amount of contract value to withdraw and calculate the resulting withdrawal charge and net partial withdrawal proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to withdraw that generates the desired net partial withdrawal proceeds.

WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS FOLLOWS:
--------------------------------------------------------------------------------


STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                            Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
             Less purchase payments received and not previously withdrawn
                                                                 (PPNPW):        50,000.00            50,000.00
                                                                                ----------           ----------
                       Earnings in the contract (but not less than zero):        10,000.00                 0.00

STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:        10,000.00                 0.00
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                                                                ----------           ----------
                                            TFA (but not less than zero):        10,000.00             4,200.00

STEP 3.  Next we determine ACV, the amount by which the contract value withdrawn exceeds earnings.
                                                Contract value withdrawn:        15,376.34            16,062.31
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            ACV (but not less than zero):         5,376.34            16,062.31

STEP 4.  Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            XSF (but not less than zero):             0.00             4,200.00

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS

STEP 5.  Now we can determine how much of the PPNPW is being withdrawn
         (PPW) as follows:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

                                                        XSF from Step 4 =             0.00             4,200.00
                                                        ACV from Step 3 =         5,376.34            16,062.31
                                                         CV from Step 1 =        60,000.00            40,000.00
                                                        TFA from Step 2 =        10,000.00             4,200.00
                                                      PPNPW from Step 1 =        50,000.00            50,000.00
                                                                                ----------           ----------
                                                                    PPW =         5,376.34            19,375.80

STEP 6.  We then calculate the withdrawal charge as a percentage of PPW.
         Note that for a contract with a loss, PPW may be greater than the amount you request to withdraw:
                                                                     PPW:         5,376.34            19,375.80
                                                                less XSF:             0.00             4,200.00
                                                                                ----------           ----------
                            amount of PPW subject to a withdrawal charge:         5,376.34            15,175.80
                                multiplied by the withdrawal charge rate:           X 7.0%               X 7.0%
                                                                                ----------           ----------
                                                       withdrawal charge:           376.34             1,062.31
STEP 7.  The dollar amount you will receive as a result of your partial withdrawal is determined as:
                                                Contract value withdrawn:        15,376.34            16,062.31
                                                       WITHDRAWAL CHARGE:          (376.34)           (1,062.31)
                                                                                ----------           ----------
                                         NET PARTIAL WITHDRAWAL PROCEEDS:        15,000.00            15,000.00

45308-14 A (10/07)

                        SUPPLEMENT DATED OCT. 12, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY            45302 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Disclosure regarding the withdrawal charge (also referred to as "contingent deferred sales charge") is updated throughout the prospectus to clarify how the charge is calculated. Prospectus information is changing as follows:

1) The "Withdrawal Charge" section beginning on page 29 of the prospectus is modified by inserting the following text before "For an example, see Appendix C" at the top of page 30:

   Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, even if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.

2) In addition, the "Full withdrawal charge calculation -- seven-year withdrawal charge schedule" and "Partial withdrawal charge calculation -- seven-year withdrawal charge schedule" sections under "Appendix C: Example -- Withdrawal Charges" on pages 86-87 of your prospectus are removed and replaced with:

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment on May 1, 2006; and

- The contract anniversary date is May 1 each year; and

- You withdraw the contract for its total value on Nov. 1, 2009, which is in the fourth contract year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no withdrawals prior to Nov. 1, 2009.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                       CONTRACT WITH GAIN   CONTRACT WITH LOSS
                            Contract value just prior to withdrawal:        60,000.00            40,000.00
                                Contract value on prior anniversary:        58,000.00            42,000.00

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45302-13 A (10/07)

* Valid until next prospectus update

WE CALCULATE THE WITHDRAWAL CHARGE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                       CONTRACT WITH GAIN   CONTRACT WITH LOSS
STEP 1.    First, we determine the amount of earnings available in
           the contract at the time of withdrawal as:
                       Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
                  Less purchase payments received and not previously
                                                  withdrawn (PPNPW):        50,000.00            50,000.00
                                                                           ----------           ----------
                  Earnings in the contract (but not less than zero):        10,000.00                 0.00

STEP 2.    Next, we determine the Total Free Amount (TFA) available
           in the contract as the greatest of the following values:
                                           Earnings in the contract:        10,000.00                 0.00
                      10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                                                           ----------           ----------
                                       TFA (but not less than zero):        10,000.00             4,200.00

STEP 3.    Next we determine ACV, the amount by which the contract
           value withdrawn exceeds earnings.
                                           Contract value withdrawn:        60,000.00            40,000.00
                                      Less earnings in the contract:        10,000.00                 0.00
                                                                           ----------           ----------
                                       ACV (but not less than zero):        50,000.00            40,000.00

STEP 4.    Next we determine XSF, the amount by which 10% of the
           prior anniversary's contract value exceeds earnings.
                      10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                      Less earnings in the contract:        10,000.00                 0.00
                                                                           ----------           ----------
                                       XSF (but not less than zero):             0.00             4,200.00

STEP 5. Now we can determine how much of the PPNPW is being withdrawn (PPW) as follows:

           PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)
                                                   XSF from Step 4 =             0.00             4,200.00
                                                   ACV from Step 3 =        50,000.00            40,000.00
                                                    CV from Step 1 =        60,000.00            40,000.00
                                                   TFA from Step 2 =        10,000.00             4,200.00
                                                 PPNPW from Step 1 =        50,000.00            50,000.00
                                                                           ----------           ----------
                                                               PPW =        50,000.00            50,000.00

STEP 6.    We then calculate the withdrawal charge as a percentage
           of PPW. Note that for a contract with a loss, PPW may be
           greater than the amount you request to withdraw:
                                                                PPW:        50,000.00            50,000.00
                                                           less XSF:             0.00             4,200.00
                                                                           ----------           ----------
                       amount of PPW subject to a withdrawal charge:        50,000.00            45,800.00
                           multiplied by the withdrawal charge rate:           X 7.0%               X 7.0%
                                                                           ----------           ----------
                                                  withdrawal charge:         3,500.00             3,206.00

STEP 7.    The dollar amount you will receive as a result of your
           full withdrawal is determined as:
                                           Contract value withdrawn:        60,000.00            40,000.00
                                                  WITHDRAWAL CHARGE:        (3,500.00)           (3,206.00)
                    Contract charge (assessed upon full withdrawal):           (40.00)              (40.00)
                                                                           ----------           ----------
                                       NET FULL WITHDRAWAL PROCEEDS:        56,460.00            36,754.00

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment on May 1, 2006; and

- The contract anniversary date is May 1 each year; and

- You request a net partial withdrawal of $15,000.00 on Nov. 1, 2009, which is in the fourth contract year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no withdrawals prior to Nov. 1, 2009.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                       CONTRACT WITH GAIN   CONTRACT WITH LOSS
                            Contract value just prior to withdrawal:        60,000.00            40,000.00
                                Contract value on prior anniversary:        58,000.00            42,000.00

We determine the amount of contract value that must be withdrawn in order for the net partial withdrawal proceeds to match the amount requested. We start with an estimate of the amount of contract value to withdraw and calculate the resulting withdrawal charge and net partial withdrawal proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to withdraw that generates the desired net partial withdrawal proceeds.

WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS FOLLOWS:
--------------------------------------------------------------------------------


STEP 1.    First, we determine the amount of earnings available in
           the contract at the time of withdrawal as:
                       Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
                  Less purchase payments received and not previously
                                                  withdrawn (PPNPW):        50,000.00            50,000.00
                                                                           ----------           ----------
                  Earnings in the contract (but not less than zero):        10,000.00                 0.00

STEP 2.    Next, we determine the Total Free Amount (TFA) available
           in the contract as the greatest of the following values:
                                           Earnings in the contract:        10,000.00                 0.00
                      10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                                                           ----------           ----------
                                       TFA (but not less than zero):        10,000.00             4,200.00

STEP 3.    Next we determine ACV, the amount by which the contract
           value withdrawn exceeds earnings.
                                           Contract value withdrawn:        15,376.34            16,062.31
                                      Less earnings in the contract:        10,000.00                 0.00
                                                                           ----------           ----------
                                       ACV (but not less than zero):         5,376.34            16,062.31

STEP 4.    Next we determine XSF, the amount by which 10% of the
           prior anniversary's contract value exceeds earnings.
                      10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                      Less earnings in the contract:        10,000.00                 0.00
                                                                           ----------           ----------
                                       XSF (but not less than zero):             0.00             4,200.00

                                                                       CONTRACT WITH GAIN   CONTRACT WITH LOSS

STEP 5. Now we can determine how much of the PPNPW is being withdrawn (PPW) as follows:

           PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

                                                   XSF from Step 4 =             0.00             4,200.00
                                                   ACV from Step 3 =         5,376.34            16,062.31
                                                    CV from Step 1 =        60,000.00            40,000.00
                                                   TFA from Step 2 =        10,000.00             4,200.00
                                                 PPNPW from Step 1 =        50,000.00            50,000.00
                                                                           ----------           ----------
                                                               PPW =         5,376.64            19,375.80

STEP 6.    We then calculate the withdrawal charge as a percentage
           of PPW. Note that for a contract with a loss, PPW may be
           greater than the amount you request to withdraw:
                                                                PPW:         5,376.64            19,375.80
                                                           less XSF:             0.00             4,200.00
                                                                           ----------           ----------
                       amount of PPW subject to a withdrawal charge:         5,376.64            15,175.80
                           multiplied by the withdrawal charge rate:           X 7.0%               X 7.0%
                                                                           ----------           ----------
                                                  withdrawal charge:           376.34             1,062.31

STEP 7.    The dollar amount you will receive as a result of your
           partial withdrawal is determined as:
                                           Contract value withdrawn:        15,376.34            16,062.31
                                                  WITHDRAWAL CHARGE:          (376.64)           (1,062.31)
                                                                           ----------           ----------
                                    NET PARTIAL WITHDRAWAL PROCEEDS:        15,000.00            15,000.00

45302-13 A (10/07)

                        SUPPLEMENT DATED OCT. 12, 2007*
                 TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY  45312 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Disclosure regarding the withdrawal charge (also referred to as "contingent deferred sales charge") is updated throughout the prospectus to clarify how the charge is calculated. Prospectus information is changing as follows:

1) The "Withdrawal Charge" section beginning on page 38 of the prospectus is modified by inserting the following text before "For an example, see Appendix Cat the top of page 39:

   Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, even if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.

2) In addition, the "Full withdrawal charge calculation -- seven-year withdrawal charge schedule" and "Partial withdrawal charge calculation -- seven-year withdrawal charge schedule" sections under "Appendix C: Example -- Withdrawal Charges" on pages 96-97 of your prospectus are removed and replaced with:

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment on May 1, 2006; and

- The contract anniversary date is May 1 each year; and

- You withdraw the contract for its total value on Nov. 1, 2009, which is in the fourth contract year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no withdrawals prior to Nov. 1, 2009.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                 Contract value just prior to withdrawal:        60,000.00            40,000.00
                                     Contract value on prior anniversary:        58,000.00            42,000.00

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45312-13 A (10/07)

* Valid until next prospectus update

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
WE CALCULATE THE WITHDRAWAL CHARGE AS FOLLOWS:
STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                            Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
             Less purchase payments received and not previously withdrawn
                                                                 (PPNPW):        50,000.00            50,000.00
                                                                                ----------           ----------
                       Earnings in the contract (but not less than zero):        10,000.00                 0.00
STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:        10,000.00                 0.00
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                                                                ----------           ----------
                                            TFA (but not less than zero):        10,000.00             4,200.00
STEP 3.  Next we determine ACV, the amount by which the contract value withdrawn exceeds earnings.
                                                Contract value withdrawn:        60,000.00            40,000.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            ACV (but not less than zero):        50,000.00            40,000.00
STEP 4.  Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            XSF (but not less than zero):             0.00             4,200.00
STEP 5.  Now we can determine how much of the PPNPW is being withdrawn
         (PPW) as follows:
         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)
                                                        XSF from Step 4 =             0.00             4,200.00
                                                        ACV from Step 3 =        50,000.00            40,000.00
                                                         CV from Step 1 =        60,000.00            40,000.00
                                                        TFA from Step 2 =        10,000.00             4,200.00
                                                      PPNPW from Step 1 =        50,000.00            50,000.00
                                                                                ----------           ----------
                                                                    PPW =        50,000.00            50,000.00
STEP 6.  We then calculate the withdrawal charge as a percentage of PPW.
         Note that for a contract with a loss, PPW may be greater than the amount you request to withdraw:
                                                                     PPW:        50,000.00            50,000.00
                                                                less XSF:             0.00             4,200.00
                                                                                ----------           ----------
                            amount of PPW subject to a withdrawal charge:        50,000.00            45,800.00
                                multiplied by the withdrawal charge rate:           X 7.0%               X 7.0%
                                                                                ----------           ----------
                                                       withdrawal charge:         3,500.00             3,206.00
STEP 7.  The dollar amount you will receive as a result of your full withdrawal is determined as:
                                                Contract value withdrawn:        60,000.00            40,000.00
                                                       WITHDRAWAL CHARGE:        (3,500.00)           (3,206.00)
                         Contract charge (assessed upon full withdrawal):           (40.00)              (40.00)
                                                                                ----------           ----------
                                            NET FULL WITHDRAWAL PROCEEDS:        56,460.00            36,754.00

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment on May 1, 2006; and

- The contract anniversary date is May 1 each year; and

- You request a net partial withdrawal of $15,000.00 on Nov. 1, 2009, which is in the fourth contract year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no withdrawals prior to Nov. 1, 2009.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                 Contract value just prior to withdrawal:        60,000.00            40,000.00
                                     Contract value on prior anniversary:        58,000.00            42,000.00

We determine the amount of contract value that must be withdrawn in order for the net partial withdrawal proceeds to match the amount requested. We start with an estimate of the amount of contract value to withdraw and calculate the resulting withdrawal charge and net partial withdrawal proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to withdraw that generates the desired net partial withdrawal proceeds.

WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS FOLLOWS:
--------------------------------------------------------------------------------


STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                            Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
             Less purchase payments received and not previously withdrawn
                                                                 (PPNPW):        50,000.00            50,000.00
                                                                                ----------           ----------
                       Earnings in the contract (but not less than zero):        10,000.00                 0.00
STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:        10,000.00                 0.00
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                                                                ----------           ----------
                                            TFA (but not less than zero):        10,000.00             4,200.00
STEP 3.  Next we determine ACV, the amount by which the contract value withdrawn exceeds earnings.
                                                Contract value withdrawn:        15,376.34            16,062.31
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            ACV (but not less than zero):         5,376.34            16,062.31
STEP 4.  Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            XSF (but not less than zero):             0.00             4,200.00

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
STEP 5.  Now we can determine how much of the PPNPW is being withdrawn
         (PPW) as follows:
         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)
                                                        XSF from Step 4 =             0.00             4,200.00
                                                        ACV from Step 3 =         5,376.34            16,062.31
                                                         CV from Step 1 =        60,000.00            40,000.00
                                                        TFA from Step 2 =        10,000.00             4,200.00
                                                      PPNPW from Step 1 =        50,000.00            50,000.00
                                                                                ----------           ----------
                                                                    PPW =         5,376.34            19,375.80
STEP 6.  We then calculate the withdrawal charge as a percentage of PPW.
         Note that for a contract with a loss, PPW may be greater than the amount you request to withdraw:
                                                                     PPW:         5,376.34            19,375.80
                                                                less XSF:             0.00             4,200.00
                                                                                ----------           ----------
                            amount of PPW subject to a withdrawal charge:         5,376.34            15,175.80
                                multiplied by the withdrawal charge rate:           X 7.0%               X 7.0%
                                                                                ----------           ----------
                                                       withdrawal charge:           376.34             1,062.31
STEP 7.  The dollar amount you will receive as a result of your partial withdrawal is determined as:
                                                Contract value withdrawn:        15,376.34            16,062.31
                                                       WITHDRAWAL CHARGE:          (376.34)           (1,062.31)
                                                                                ----------           ----------
                                         NET PARTIAL WITHDRAWAL PROCEEDS:        15,000.00            15,000.00

45312-13 (10/07)